STOCKHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
STOCKHOLDERS' EQUITY [Abstract]
STOCKHOLDERS' EQUITY

  (7) - STOCKHOLDERS' EQUITY

The Company is authorized to issue up to 100,000,000 shares of its $0.0001 common stock.

At June 30, 2013 and December 31, 2012, there were 22,818,800 shares issued and outstanding.

During the six months ended June 30, 2013, the Company did not issue any shares of common stock.